VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Transfer from newbuildings	$ 143,300
Impairment loss	(11,780)	$ 0
Depreciation	(64,087)	(64,968)
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	3,300,778
Accumulated depreciation beginning balance	(634,993)
Vessels and equipment, net, beginning balance	2,665,785
Acquired vessels	247,304
Other additions	8,524
Disposals and transfer to Vessels Held for Sale		(66,404)
Transfers and changes, accumulated depreciation		22,835
Vessel and equipment, transfer to held for sale, net		$ (43,569)
Transfer from newbuildings	143,305
Transfers from newbuildings, accumulated depreciation	0
Transfers from newbuildings, net	143,305
Impairment loss	(11,780)
Depreciation	(56,675)
Cost, ending balance	3,621,727
Accumulated depreciation ending balance	(668,833)
Vessels and equipment, net, ending balance	$ 2,952,894